UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 18,381	$ 21,989
Restricted cash		8,237
Short-term deposit	197	196
Accounts receivable, net	11,719	6,745
Inventories	6,369	5,847
Prepayments and other assets	7,901	7,477
Amounts due from related parties	1,237	2,264
Other investments	14,950	19,185
Total current assets	60,754	71,940
Non-current assets:
Long-term investments	1,614	1,306
Property and equipment, net	2,320	3,029
Intangible assets, net	992	1,039
Other investments	18,508	17,824
Prepayments	1,716	2,116
Total non-current assets	25,150	25,314
Total assets	85,904	97,254
Current liabilities:
Short term borrowings	4,782	3,704
Accrued expenses and other liabilities (including US$10,733 thousands and US$11,196 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and June 30, 2021, respectively)	25,932	25,742
Accounts payables (including US$3,543 thousands and US$3,749 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and June 30, 2021, respectively)	11,338	8,701
Amounts due to related parties (including nil and US$29 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and June 30, 2021, respectively)	1,525	1,503
Contract liabilities (including US$215 thousands and US$115 thousands from the consolidated VIEs, without recourse to the Company as of December 31, 2020 and June 30, 2021, respectively)	1,172	889
Total current liabilities	44,749	40,539
Non-current liabilities:
Other non-current liabilities	292	321
Total non-current liabilities	292	321
Total liabilities	45,041	40,860
Shareholders’ equity
Additional paid-in capital	227,897	220,292
Accumulated other comprehensive (loss) /income	3	(429)
Accumulated losses	(187,051)	(163,483)
Total shareholders’ equity	40,863	56,394
Total liabilities and shareholders’ equity	85,904	97,254
Class A Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares	8	8
Total shareholders’ equity	8	8
Class B Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares	6	6
Total shareholders’ equity	$ 6	$ 6